JPMorgan High Yield Municipal Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.8% (a)
Alaska — 0.6%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2036	2,000	1,962
Arizona — 5.3%
Arizona Industrial Development Authority, Academics of Math & Science Projects
Rev., 4.00%, 7/1/2029 (b)	400	381
Rev., 5.00%, 7/1/2039 (b)	1,000	974
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (b)	350	262
Arizona Industrial Development Authority, Cadence Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030 (b)	480	455
Series 2020A, Rev., 4.00%, 7/15/2040 (b)	800	668
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, Rev., 4.00%, 7/15/2041 (b)	130	105
Series 2021A, Rev., 4.00%, 7/15/2051 (b)	250	184
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series A, Rev., 4.25%, 11/1/2052	800	730
Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects Series 2019A, Rev., 3.55%, 7/15/2029 (b)	1,155	1,054
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2029	1,500	1,248
Series 2019A, Rev., 5.00%, 1/1/2037	1,000	712
Series 2019A, Rev., 5.00%, 1/1/2038	1,000	712
Series 2019A, Rev., 4.25%, 1/1/2039	1,000	642
Series 2019A, Rev., 4.50%, 1/1/2049	2,000	1,185
Arizona Industrial Development Authority, Pebble Campus Project Series 2020A, Rev., 5.00%, 7/15/2040 (b)	415	387
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project Series 2022A, Rev., 4.50%, 7/15/2029 (b)	250	240
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040 (b)	2,515	2,438
Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects
Series 2018A, Rev., 5.00%, 7/15/2028 (b)	865	874
Series 2018A, Rev., 5.75%, 7/15/2038 (b)	1,000	1,022
City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029	40	46
Glendale Industrial Development Authority, Terraces of Phoenix Project
Series 2018A, Rev., 4.00%, 7/1/2028	450	414
Series 2018A, Rev., 5.00%, 7/1/2038	300	264
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	359
Series 2018A, Rev., 5.00%, 7/1/2033	150	153
Series 2018A, Rev., 5.00%, 7/1/2037	200	201
La Paz County Industrial Development Authority, Harmony Public School Project Series 2018A, Rev., 5.00%, 2/15/2028	200	205
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project
Series 2020A, Rev., 4.00%, 7/1/2030 (b)	320	294
Series 2020A, Rev., 5.00%, 7/1/2040 (b)	620	580
Series 2021A, Rev., 4.00%, 7/1/2041 (b)	165	131
Series 2020A, Rev., 5.00%, 7/1/2050 (b)	780	697
Series 2021A, Rev., 4.00%, 7/1/2051 (b)	540	393
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026 (b)	125	126
Rev., 5.13%, 10/1/2030 (b)	210	214
Total Arizona		18,350

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — 4.4%
California Community College Financing Authority, Orange Coast Properties LLC - Orange Coast College Project
Rev., 5.00%, 5/1/2037	750	741
Rev., 5.00%, 5/1/2038	400	393
California Community Housing Agency, Fountains at Emerald Park Series 2021A-2, Rev., 4.00%, 8/1/2046 (b)	500	383
California Community Housing Agency, Glendale Properties Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	1,500	1,099
California Municipal Finance Authority, Community Health Centers of The Central Coast, Inc.
Series 2021A, Rev., 5.00%, 12/1/2036 (b)	175	176
Series 2021A, Rev., 5.00%, 12/1/2046 (b)	1,000	961
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	202
California Municipal Finance Authority, John Adams Academies Lincoln Project
Series 2019A, Rev., 4.00%, 10/1/2029 (b)	410	383
Series 2019A, Rev., 5.00%, 10/1/2039 (b)	900	832
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	226
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	218
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025 (c)	250	242
California Public Finance Authority, Enso Village Project
Series 2021A, Rev., 5.00%, 11/15/2046 (b)	700	592
Series 2021A, Rev., 5.00%, 11/15/2056 (b)	500	406
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2029	200	209
California Public Finance Authority, Laverne Elementary Preparatory Academy
Series 2019A, Rev., 4.25%, 6/15/2029 (b)	720	685
Series 2019A, Rev., 5.00%, 6/15/2039 (b)	785	733
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	153
California School Finance Authority, Kipp Projects School Facility Series 2015A, Rev., 5.00%, 7/1/2035 (b)	100	102
CMFA Special Finance Agency VIII Junior, Elan Hunting Beach Series 2021A-2, Rev., 4.00%, 8/1/2047 (b)	1,000	758
CSCDA Community Improvement Authority, Essential Housing, Mezzanine Lien Series 2021B, Rev., 4.00%, 2/1/2057 (b)	1,500	1,018
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (b)	2,115	1,605
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio Series 2021A-1, Rev., 2.80%, 3/1/2047 (b)	500	362
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (b)	1,500	1,142
CSCDA Community Improvement Authority, Essential Housing, Towne at Glendale Apartments Rev., 5.00%, 9/1/2037 (b)	225	208
Orange County Community Facilities District No. 2021-1, Rienda Series A, Rev., 5.00%, 8/15/2042	600	616
Palomar Health Rev., 5.00%, 11/1/2039	500	504
Pomona Unified School District Series C, GO, 6.00%, 8/1/2029 (d)	160	192
Total California		15,141
Colorado — 13.6%
Aviation Station North Metropolitan District No. 2, Limited Tax Series 2019A, GO, 5.00%, 12/1/2039	750	693
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500	477
Series 2018B, GO, 7.25%, 12/15/2047	500	469
Broadway Park North Metropolitan District No. 2, Limited Tax
GO, 5.00%, 12/1/2040 (b)	550	515
GO, 5.00%, 12/1/2049 (b)	650	586
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,325	1,007

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
City and County of Denver
Series 2022-D, Rev., AMT, 5.75%, 11/15/2039	1,500	1,687
Series 2022-D, Rev., AMT, 5.75%, 11/15/2045	1,250	1,384
Colorado Crossing Metropolitan District No. 2, Limited Tax
Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	941
Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	1,726
Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	1,686
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	140
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 5.00%, 12/1/2040 (b)	555	485
Rev., 5.00%, 12/1/2050 (b)	735	603
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project
Series 2018A, Rev., 5.00%, 12/1/2033	500	534
Series 2018A, Rev., 4.00%, 12/1/2048	500	452
Colorado Educational and Cultural Facilities Authority, Vega Collegiate Academy Project Rev., 5.00%, 2/1/2051 (b)	750	620
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017A, Rev., 5.25%, 5/15/2028	1,000	1,005
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project Series 2020A, Rev., 4.00%, 9/1/2050	675	552
Copper Ridge Metropolitan District, Tax Increment and Sales Tax Rev., 4.00%, 12/1/2029	500	456
Copperleaf Metropolitan District No. 4, Limited Tax
Series 2020A, GO, 5.00%, 12/1/2039	775	739
Series 2020A, GO, 5.00%, 12/1/2049	1,000	908
Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	955
DIATC Metropolitan District, Limited Tax and Improvement
GO, 3.25%, 12/1/2029 (b)	590	518
GO, 5.00%, 12/1/2039 (b)	1,240	1,128
Dominion Water and Sanitation District Rev., 5.25%, 12/1/2032	515	506
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	285	237
Lanterns Metropolitan District No. 1, Limited Tax Series 2019A, GO, 5.00%, 12/1/2039	1,375	1,291
Mirabelle Metropolitan District No. 2
Series 2020A, GO, 5.00%, 12/1/2039	700	650
Series 2020A, GO, 5.00%, 12/1/2049	1,250	1,091
Painted Prairie Metropolitan District No. 2 GO, 5.25%, 12/1/2048	2,000	1,821
Painted Prairie Public Improvement Authority
Rev., 4.00%, 12/1/2029	1,000	931
Rev., 5.00%, 12/1/2039	2,500	2,348
Peak Metropolitan District No. 1 Series A, GO, 5.00%, 12/1/2051 (b)	600	511
Public Authority for Colorado Energy, Natural Gas Purchase Rev., 6.13%, 11/15/2023	25	26
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	682
Regional Transportation District, Denver Transit Partners Rev., 4.00%, 7/15/2036	190	179
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	500	359
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (b)	1,250	1,074
Sky Ranch Community Authority Board, Metropolitan District No. 3 Series A, Rev., 5.75%, 12/1/2052	500	456
STC Metropolitan District No. 2, Limited Tax Improvement
Series 2019A, GO, 3.00%, 12/1/2025	555	523
Series 2019A, GO, 4.00%, 12/1/2029	1,000	927
Series 2019A, GO, 5.00%, 12/1/2038	1,700	1,589

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Sterling Ranch Community Authority Board, Limited Tax Supported District No. 2
Series 2020A, Rev., 3.38%, 12/1/2030	500	433
Series 2020A, Rev., 3.75%, 12/1/2040	500	394
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825	686
Series 2022A-1, GO, 4.75%, 12/1/2051	760	567
Thompson Crossing Metropolitan District No. 4, Unlimited Tax
GO, 5.00%, 12/1/2039	1,400	1,317
GO, 5.00%, 12/1/2049	1,500	1,330
Trails at Crowfoot Metropolitan District No. 3, Limited Tax
Series 2019A, GO, 4.38%, 12/1/2030	620	572
Series 2019A, GO, 5.00%, 12/1/2039	1,000	937
Transport Metropolitan District No. 3, Limited Tax
Series 2021A-1, GO, 4.13%, 12/1/2031	500	444
Series 2021A-1, GO, 5.00%, 12/1/2041	1,000	871
Verve Metropolitan District No. 1
GO, 5.00%, 12/1/2036	525	508
GO, 5.00%, 12/1/2041	1,125	1,052
Westerly Metropolitan District No. 4, Limited Tax Series 2021A, GO, 5.00%, 12/1/2040	700	629
Windler Public Improvement Authority, Limited Tax Series 2021A-1, Rev., 4.00%, 12/1/2036	1,865	1,442
Total Colorado		46,649
Connecticut — 1.0%
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Series A-1, Rev., 5.00%, 10/1/2029 (b)	400	390
Connecticut State Health and Educational Facilities Authority, McLean
Series 2020A, Rev., 5.00%, 1/1/2030 (b)	250	251
Series 2020A, Rev., 5.00%, 1/1/2045 (b)	500	469
Connecticut State Health and Educational Facilities Authority, The Griffin Hospital Series G-1, Rev., 5.00%, 7/1/2034 (b)	225	223
Stamford Housing Authority Rev., BAN, 11.00%, 12/1/2027 (b) (e)	1,500	1,502
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project Rev., 4.00%, 4/1/2051 (b)	700	555
Total Connecticut		3,390
Delaware — 0.1%
Delaware State Economic Development Authority, Aspria of Delaware Charter Operations inc. Projects Series 2022A, Rev., 4.00%, 6/1/2042	250	202
District of Columbia — 0.7%
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	200	185
District of Columbia, Latin American Montessori Bilingual Public Charter School
Rev., 4.00%, 6/1/2030	1,000	955
Rev., 5.00%, 6/1/2040	1,000	951
District of Columbia, Rocketship Obligated Group Series 2020A, Rev., 5.00%, 6/1/2051 (b)	400	365
Total District of Columbia		2,456
Florida — 6.5%
Capital Trust Agency, Inc., Advantage Academy of Hillsborough Project
Series A, Rev., 5.00%, 12/15/2029	405	415
Series A, Rev., 5.00%, 12/15/2039	1,775	1,789

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Capital Trust Agency, Inc., Franklin Academy Project
Rev., 4.00%, 12/15/2025 (b)	300	296
Rev., 5.00%, 12/15/2026 (b)	300	304
Rev., 5.00%, 12/15/2027 (b)	330	334
Rev., 5.00%, 12/15/2028 (b)	345	348
Rev., 5.00%, 12/15/2029 (b)	365	367
Rev., 5.00%, 12/15/2030 (b)	510	511
Capital Trust Agency, Inc., Imagine School at Land O'Lakes Project
Series 2020A, Rev., 3.00%, 12/15/2029 (b)	420	380
Series 2020A, Rev., 5.00%, 12/15/2039 (b)	640	604
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (b)	1,625	1,309
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Inc., Project
Series 2020A, Rev., 4.00%, 8/1/2030	200	198
Series 2020A, Rev., 5.00%, 8/1/2040	300	303
Capital Trust Agency, Inc., Sustainability Bonds -The Marie Rev., 4.00%, 6/15/2031 (b)	200	181
Charlotte County Industrial Development Authority, Town and Country Utilities Project Series 2021A, Rev., AMT, 4.00%, 10/1/2041 (b)	400	321
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 4.00%, 7/1/2038	190	186
County of Lake, Imagine South Lake Charter School Project Series A, Rev., 5.00%, 1/15/2029 (b)	500	505
County of Palm Beach, Palm Beach Atlantic University
Rev., 5.00%, 4/1/2029 (b)	400	398
Rev., 5.00%, 4/1/2039 (b)	900	825
Florida Development Finance Corp., Cornerstone Charter Academy Project Series 2022, Rev., 5.00%, 10/1/2042 (b)	400	369
Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc. Project
Series 2020C, Rev., 4.00%, 9/15/2030 (b)	235	216
Series 2020C, Rev., 5.00%, 9/15/2040 (b)	525	479
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Rev., 4.00%, 7/1/2045	600	502
Series 2022A-1, Rev., 5.00%, 7/1/2051	195	191
Series 2022B, Rev., 5.00%, 7/1/2051	325	308
Florida Development Finance Corp., Educational Facilities, UCP Charter Schools Project
Series 2020A, Rev., 4.00%, 6/1/2030	500	460
Series 2020A, Rev., 5.00%, 6/1/2040	830	747
Florida Development Finance Corp., IDEA Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (b)	650	631
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 4.00%, 12/15/2029 (b)	260	256
Series A, Rev., 5.00%, 12/15/2034 (b)	525	544
Series A, Rev., 5.00%, 12/15/2039 (b)	305	311
Florida Development Finance Corp., Mater Academy Project Series 2020A, Rev., 5.00%, 6/15/2040	590	595
Florida Development Finance Corp., Pepin Academics of Pasco County, Inc. Project Series 2020A, Rev., 5.00%, 1/1/2040 (b)	2,430	2,258
Florida Higher Educational Facilities Financial Authority, St. Leo University Project Rev., 5.00%, 3/1/2039	750	693
Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	556
Middleton Community Development District A 6.10%, 5/1/2042	1,000	1,007
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	250	213
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series A, Rev., 5.00%, 11/1/2052	1,000	1,002

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028 (b)	785	784
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning Series 2021A, Rev., 4.00%, 6/15/2051 (b)	830	615
Total Florida		22,311
Georgia — 0.5%
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	405
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 5.00%, 1/1/2036 (b)	500	466
Series 2021B, Rev., 5.00%, 1/1/2054 (b)	855	709
Total Georgia		1,580
Idaho — 0.0% ^
Idaho Housing and Finance Association, Compass Public Charter School, Inc., Project Series 2018A, Rev., 4.63%, 7/1/2029 (b)	165	167
Illinois — 2.3%
City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC - CR, 5.75%, 11/1/2030	145	160
County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	1,265	951
Illinois Finance Authority, Clark-Lindsey Village Series A, Rev., 5.25%, 6/1/2037	175	165
Illinois Finance Authority, Lake Forest College
Series A, Rev., 5.50%, 10/1/2039	400	403
Series A, Rev., 5.50%, 10/1/2042	1,200	1,203
Illinois Finance Authority, Play Mouth Place, Inc. Series 2022B-1, Rev., 6.00%, 11/15/2027	200	201
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	419
Illinois Finance Authority, University of Illinois, Urbana-Champaign Project
Series 2019A, Rev., 5.00%, 10/1/2036	300	316
Series 2019A, Rev., 5.00%, 10/1/2039	350	364
Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,034
Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	55
State of Illinois GO, 4.13%, 3/1/2028	170	170
Upper Illinois River Valley Development Authority, Morris Hospital
Rev., 5.00%, 12/1/2028	1,050	1,121
Rev., 5.00%, 12/1/2029	875	929
Rev., 5.00%, 12/1/2033	250	261
Rev., 5.00%, 12/1/2034	20	21
Total Illinois		7,773
Indiana — 2.0%
City of Franklin, Otterbeit Homes
Series B, Rev., 4.00%, 7/1/2039	750	712
Series B, Rev., 4.00%, 7/1/2040	500	471
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	1,000	774
City of Valparaiso Rev., 5.38%, 12/1/2041 (b)	1,550	1,222
Indiana Finance Authority, DePauw University Series 2022-A, Rev., 5.00%, 7/1/2032	500	548
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 4.00%, 7/1/2030	105	99
Series 2020A, Rev., 5.00%, 7/1/2040	170	162
Series 2020A, Rev., 5.00%, 7/1/2055	455	408

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 4.00%, 11/1/2036	235	230
Series 2019A, Rev., 4.00%, 11/1/2037	330	324
Indiana Finance Authority, Marian University Project Series A, Rev., 4.00%, 9/15/2044	1,090	966
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,250	1,002
Total Indiana		6,918
Iowa — 0.6%
Iowa Finance Authority, Northcrest Inc., Project
Series 2018A, Rev., 5.00%, 3/1/2028	695	690
Series 2018A, Rev., 5.00%, 3/1/2038	250	235
Iowa Finance Authority, PHS Council Bluffs, Inc., Project
Rev., 3.95%, 8/1/2023	50	49
Rev., 4.45%, 8/1/2028	250	231
Rev., 5.00%, 8/1/2033	485	437
Rev., 5.00%, 8/1/2038	370	310
Total Iowa		1,952
Kansas — 0.7%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.
Series 2018A, Rev., 5.00%, 5/15/2032	500	497
Series 2018A, Rev., 5.00%, 5/15/2039	850	822
City of Topeka Series 2022-A, Rev., 5.75%, 12/1/2033 (e)	250	251
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.
Series 2018 I, Rev., 5.00%, 5/15/2033	500	466
Series I, Rev., 5.00%, 5/15/2038	500	451
Total Kansas		2,487
Kentucky — 0.5%
City of Ashland, Kings Daughters Medical Center
Series 2016A, Rev., 4.00%, 2/1/2036	1,000	928
Series 2016A, Rev., 5.00%, 2/1/2040	500	505
City of Hermiston Series 2022A, Rev., AMT, 4.45%, 1/1/2042 (b)	400	363
Total Kentucky		1,796
Louisiana — 1.7%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (b)	1,145	953
Louisiana Public Facilities Authority, Materra Campus Project Series 2021C, Rev., 4.00%, 6/1/2041 (b)	440	358
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	700	548
Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740	563
Louisiana Public Facilities Authority, School Master Project Series 2021A, Rev., 4.00%, 6/1/2031 (b)	290	266
Louisiana Public Facilities Authority, Young Audiences Charter School Project
Series A, Rev., 5.00%, 4/1/2030 (b)	525	519
Series A, Rev., 5.00%, 4/1/2039 (b)	1,425	1,299
Series A, Rev., 5.00%, 4/1/2049 (b)	1,135	963
New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	251
Total Louisiana		5,720

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maine — 0.0% ^
Maine Health and Higher Educational Facilities Authority, Central Maine Medical Center Series 2013A, Rev., 5.00%, 7/1/2023 (d)	25	25
Maryland — 2.1%
County of Frederick, Educational Facilities, Mount St. Mary's University Series 2017A, Rev., 5.00%, 9/1/2037 (b)	1,500	1,442
Maryland Economic Development Corp., Annapolis Mobility and Resilience Project Series 2022-A, Rev., 5.00%, 12/31/2037	1,000	1,045
Maryland Economic Development Corp., Bowie State University Project Rev., 4.00%, 7/1/2040	300	269
Maryland Economic Development Corp., Morgan State University Project
Series 2022-A, Rev., 5.25%, 7/1/2032	500	541
Series 2022-A, Rev., 5.25%, 7/1/2033	545	587
Series 2022-A, Rev., 5.38%, 7/1/2038	1,220	1,295
Maryland Economic Development Corp., Port Covington Project
Rev., 4.00%, 9/1/2040	875	751
Rev., 4.00%, 9/1/2050	555	438
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	140
Rev., 4.00%, 7/1/2040	215	200
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 4.00%, 6/1/2046	250	215
Rev., 4.00%, 6/1/2051	500	419
Total Maryland		7,342
Massachusetts — 2.4%
Massachusetts Bay Transportation Authority, Sales Tax Series B, Rev., NATL - RE, 5.50%, 7/1/2028	300	344
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2037	500	514
Rev., 5.00%, 1/1/2038	405	415
Rev., 5.00%, 1/1/2043	500	507
Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	501
Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Rev., 4.13%, 10/1/2042 (b)	2,000	1,890
Massachusetts Development Finance Agency, Orchid Cove, Inc.
Rev., 4.00%, 10/1/2029	925	905
Rev., 4.00%, 10/1/2039	500	448
Rev., 5.00%, 10/1/2039	250	252
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2036	450	468
Rev., 5.00%, 7/1/2037	605	628
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,280	956
Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	510
Total Massachusetts		8,338
Michigan — 3.3%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2031	210	221
GO, 5.00%, 4/1/2035	500	511
GO, 5.00%, 4/1/2036	500	509
GO, 5.00%, 4/1/2037	500	508
Series 2021A, GO, 4.00%, 4/1/2041	800	700
Series 2021A, GO, 4.00%, 4/1/2042	750	651

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Flint Hospital Building Authority, Hurley Medical Center Rev., 4.00%, 7/1/2038	1,800	1,619
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Rev., 5.00%, 5/15/2037	1,230	1,109
Rev., 5.00%, 5/15/2055	3,000	2,429
Michigan Finance Authority, Aqunias College Project Rev., 4.00%, 5/1/2031	540	478
Michigan Finance Authority, Lawrence Technological University Rev., 4.00%, 2/1/2042	370	307
Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	776
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project
Rev., 5.00%, 5/15/2037	670	643
Rev., 5.00%, 5/15/2044	1,000	924
Total Michigan		11,385
Minnesota — 1.0%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2038	750	721
City of Wayzata, Folkestone Senior Living Community
Rev., 5.00%, 8/1/2032	100	100
Rev., 5.00%, 8/1/2033	200	200
Rev., 5.00%, 8/1/2035	200	199
Rev., 3.75%, 8/1/2036	250	215
Rev., 3.75%, 8/1/2037	500	426
Rev., 4.00%, 8/1/2038	350	304
Rev., 4.00%, 8/1/2039	250	215
City of Woodbury, Charter School Lease
Rev., 4.00%, 12/1/2050	250	208
Series 2021A, Rev., 4.00%, 7/1/2051	660	478
City of Woodbury, Charter School Lease, MSA Building Co.
Rev., 3.00%, 12/1/2030	225	204
Rev., 4.00%, 12/1/2040	200	178
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	25	25
Total Minnesota		3,473
Mississippi — 0.7%
Mississippi Development Bank, Harrison County, Coliseum and Convention Center
Series A, Rev., GTD, 5.25%, 1/1/2030	160	182
Series 2010A, Rev., GTD, 5.25%, 1/1/2034	100	116
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project
Series A, Rev., 4.00%, 1/1/2039	1,250	1,213
Series A, Rev., 4.00%, 1/1/2040	1,000	964
Total Mississippi		2,475
Missouri — 2.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	424
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	558
Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,009
Series 2016A, Rev., 5.00%, 2/1/2036	2,500	2,460
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	971

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Industrial Development Authority of the City of St. Louis Missouri (The), Innovation District Rev., 5.00%, 5/15/2041	575	560
Joplin Industrial Development Authority, 32nd Street Place Community Improvement District Project
Rev., 3.50%, 11/1/2040	655	548
Rev., 4.25%, 11/1/2050	1,250	997
Plaza at Noah's Ark Community Improvement District
Rev., 3.00%, 5/1/2024	200	195
Rev., 3.00%, 5/1/2025	225	216
Rev., 3.00%, 5/1/2026	275	260
Rev., 3.13%, 5/1/2035	500	408
St. Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	619
Total Missouri		9,225
Montana — 0.4%
Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	316
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (b)	1,000	906
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	25	25
Total Montana		1,247
Nevada — 0.5%
City of Las Vegas, Special Improvement District No. 611, Local Improvement
3.50%, 6/1/2030	200	179
3.50%, 6/1/2031	160	140
3.75%, 6/1/2032	260	231
4.00%, 6/1/2033	185	170
4.00%, 6/1/2034	185	168
4.00%, 6/1/2035	185	166
4.00%, 6/1/2040	450	388
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (b)	65	63
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	200	222
Total Nevada		1,727
New Hampshire — 0.4%
City of Manchester, School Facilities Rev., NATL - RE, 5.50%, 6/1/2027	100	111
New Hampshire Business Finance Authority, The Vista Project
Series 2019A, Rev., 5.25%, 7/1/2039 (b)	200	182
Series 2019A, Rev., 5.63%, 7/1/2046 (b)	1,000	922
Total New Hampshire		1,215
New Jersey — 1.9%
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (b)	2,000	1,526
New Jersey Economic Development Authority, Golden Door Charter School Project
Series 2018A, Rev., 5.13%, 11/1/2029 (b)	210	209
Series 2018-A, Rev., 6.25%, 11/1/2038 (b)	525	547
New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018-A, Rev., 5.00%, 10/1/2033 (b)	1,000	957
New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project Rev., 5.00%, 1/1/2040 (b)	3,000	2,268
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 2018A, Rev., AMT, 4.00%, 12/1/2032	255	255

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series 2018A, Rev., AMT, 4.00%, 12/1/2033	320	320
Series 2018A, Rev., AMT, 4.00%, 12/1/2034	185	185
Series 2018A, Rev., AMT, 4.00%, 12/1/2035	125	125
Total New Jersey		6,392
New Mexico — 0.2%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project
Series A, Rev., 5.00%, 7/1/2033	360	330
Series A, Rev., 5.00%, 7/1/2034	375	340
Total New Mexico		670
New York — 5.1%
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project
Rev., 4.00%, 11/1/2035	510	494
Rev., 4.00%, 11/1/2040	1,035	967
Build NYC Resource Corp., Inwood Academy for Leadership Charter School Project
Series 2018A, Rev., 4.88%, 5/1/2031 (b)	500	496
Series 2018A, Rev., 5.13%, 5/1/2038 (b)	250	243
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2051	170	127
Series 2021A, Rev., 4.00%, 6/15/2056	225	162
Build NYC Resource Corp., Richmond Preparatory Charter School Project Series 2021A, Rev., 5.00%, 6/1/2041 (b)	550	513
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	839
Metropolitan Transportation Authority Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	500	501
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project
Series 2020A, Rev., 5.00%, 6/1/2040 (b)	630	633
Series 2020A, Rev., 5.00%, 6/1/2059 (b)	540	524
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., AGM, 3.00%, 9/1/2050	950	694
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2025	3,250	3,279
Rev., AMT, 5.00%, 1/1/2028	500	509
Rev., AMT, 4.00%, 10/1/2030	2,000	1,945
Rev., AMT, 5.00%, 1/1/2034	375	378
Rev., AMT, 4.00%, 1/1/2036	500	465
Rev., AMT, 5.00%, 10/1/2040	1,000	996
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 1/1/2037	300	307
Rev., 5.00%, 1/1/2038	200	204
Rev., 5.00%, 1/1/2043	500	508
Suffolk County Economic Development Corp., Peconic Landing at Southold Project, Inc. Rev., 5.00%, 12/1/2029	750	772
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041 (b)	850	692
Rev., 5.38%, 11/1/2054 (b)	750	594
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Rev., 5.00%, 7/1/2042	365	381
Yonkers Economic Development Corp., Charter School of Educational Excellence Project
Series 2019A, Rev., 4.00%, 10/15/2029	200	187
Series 2019A, Rev., 5.00%, 10/15/2039	315	291
Total New York		17,701

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — 0.1%
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	355	340
Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority Series 2020B-2, Class 2, Rev., 5.00%, 6/1/2055	2,720	2,492
Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project
Rev., 5.00%, 12/1/2033	1,000	1,009
Rev., 5.25%, 12/1/2038	500	505
County of Cuyahoga, Eliza Jennings Senior Care Network Series 2022-A, Rev., 5.00%, 5/15/2032	500	488
County of Greene, Various Purpose Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	50
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.00%, 5/1/2030	250	237
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	125	97
Series 2021A, Rev., 4.00%, 12/1/2045	120	106
Ohio Higher Educational Facility Commission, Capital University 2022 Project
Rev., 5.00%, 9/1/2032	415	425
Rev., 5.75%, 9/1/2037	605	631
Ohio Higher Educational Facility Commission, Cleveland Institute of Music 2 Rev., 5.38%, 12/1/2052	1,500	1,526
Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project
Rev., 5.00%, 12/1/2028	500	505
Rev., 5.00%, 12/1/2033	270	263
Rev., 5.00%, 12/1/2038	685	647
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,019
Total Ohio		11,000
Oklahoma — 0.3%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	896
Oregon — 1.5%
Clackamas County Hospital Facility Authority, Mary's Woods at Marylhurst Project
Series 2018A, Rev., 5.00%, 5/15/2038	220	197
Series 2018A, Rev., 5.00%, 5/15/2043	310	267
Linn County Community School District No. 9 Lebanon GO, NATL - RE, 5.50%, 6/15/2030	20	23
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2035	135	141
Series 2020A, Rev., 5.00%, 10/1/2040	585	596
Salem Hospital Facility Authority, Capital Manor Project
Rev., 5.00%, 5/15/2038	1,000	985
Rev., 4.00%, 5/15/2047	100	77
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2036	1,430	1,477
Series 2022, Rev., 5.00%, 7/1/2037	1,505	1,547
Total Oregon		5,310
Pennsylvania — 6.3%
Aliquippa School District, Limited Tax
GO, 3.75%, 12/1/2033	2,000	2,029
GO, 3.88%, 12/1/2037	1,250	1,238
Allegheny County Higher Education Building Authority, Chatham University Rev., 5.00%, 9/1/2032	475	480

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Allentown Neighborhood Improvement Zone Development Authority, City Center Project
Rev., 5.00%, 5/1/2033 (b)	250	241
Rev., 5.00%, 5/1/2042 (b)	250	226
Berks County Industrial Development Authority, The Highlands at Wyomissing
Rev., 5.00%, 5/15/2033	500	502
Series 2017A, Rev., 5.00%, 5/15/2037	250	247
Rev., 5.00%, 5/15/2038	500	492
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	742
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	890	683
City of Erie, Higher Education Building Authority, Gannon University Project - AICUP Financing Program Series 2021TT1, Rev., 4.00%, 5/1/2041	175	150
Dallas Area Municipal Authority, Misericordia University Project
Rev., 3.25%, 5/1/2023	50	50
Rev., 5.00%, 5/1/2029	650	651
Rev., 5.00%, 5/1/2039	1,100	1,068
Franklin County Industrial Development Authority, Menno-Haven, Inc., Project Rev., 5.00%, 12/1/2049	500	407
Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc., Project
Series 2019A, Rev., 5.00%, 6/15/2032	545	528
Series 2019A, Rev., 5.00%, 6/15/2033	570	548
Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,039
Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	73
Mercer County Industrial Development Authority, Thiel College Project Rev., 6.13%, 10/1/2050 (b)	2,635	2,213
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2034	275	287
Rev., 4.00%, 4/1/2036	520	488
Rev., 4.00%, 4/1/2037	545	505
Rev., 4.00%, 4/1/2039	725	660
Philadelphia Authority for Industrial Development, Holy Family University Series 2023, Rev., 5.00%, 9/1/2028 (e)	640	677
Philadelphia Authority for Industrial Development, Independence Charter School West Project
Rev., 4.00%, 6/15/2029	360	339
Rev., 5.00%, 6/15/2039	500	470
Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029 (b)	700	693
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project
Series 2020A, Rev., 5.00%, 8/1/2030	175	181
Series 2020A, Rev., 5.00%, 8/1/2040	315	317
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project
Series 2021A, Rev., 4.00%, 6/1/2041	200	159
Series 2021A, Rev., 4.00%, 6/1/2051	400	291
School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,225
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	716
Wilkes-Barre Area School District GO, 3.75%, 4/15/2044	1,000	908
Total Pennsylvania		21,523
Puerto Rico — 0.9%
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.38%, 7/1/2025	3,000	3,041
Rhode Island — 0.0% ^
Rhode Island Student Loan Authority Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	104

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — 1.4%
South Carolina Jobs-Economic Development Authority, Episcopal Home at Still Hopes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,394
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project Rev., 8.75%, 7/1/2025 (b)	300	309
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project
Series 2019A, Rev., 5.00%, 12/1/2034 (b)	1,405	1,418
Series 2019A, Rev., 5.00%, 12/1/2039 (b)	1,795	1,762
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 5.00%, 11/15/2029	110	109
Total South Carolina		4,992
Tennessee — 2.6%
Metropolitan Nashville Airport Authority (The)
Series 2022-B, Rev., AMT, 5.25%, 7/1/2047 (e)	1,000	1,046
Series 2022-B, Rev., AMT, 5.00%, 7/1/2052 (e)	1,000	1,021
Series 2022-B, Rev., AMT, 5.50%, 7/1/2052 (e)	835	890
Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project
Rev., 4.50%, 6/1/2028 (b)	400	400
Rev., 5.13%, 6/1/2036 (b)	425	429
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	1,000	891
Series 2019A, Rev., 5.75%, 10/1/2054	1,500	1,310
Series 2019A, Rev., 5.75%, 10/1/2059	3,350	2,869
Total Tennessee		8,856
Texas — 6.0%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc. Series 2020A, Rev., 4.00%, 6/15/2040 (b)	1,810	1,477
Arlington Higher Education Finance Corp., Newman International Academy
Rev., 5.00%, 8/15/2041	300	272
Rev., 5.00%, 8/15/2051	850	729
Arlington Higher Education Finance Corp., TGP Public Schools, Gathering Place Series 2022A, Rev., 5.25%, 8/15/2032	410	390
Arlington Higher Education Finance Corp., Wayside Schools Series 2021A, Rev., 4.00%, 8/15/2041	305	245
Arlington Higher Education Finance Corp., Winfree Academy Charter Schools
Series 2019A, Rev., 5.15%, 8/15/2029	405	403
Series 2019A, Rev., 5.75%, 8/15/2043	1,000	975
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien Series 2021A, Rev., 4.00%, 10/1/2050	875	699
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	716
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	550	461
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, Zero Coupon, 12/1/2027 (d)	30	26
City of Temple, Reinvestment Zone Series 2018A, Rev., 5.00%, 8/1/2028	870	894
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	443
New Hope Cultural Education Facilities Finance Corp., Beta Academy
Series A, Rev., 3.38%, 8/15/2029 (b)	300	270
Series A, Rev., 5.00%, 8/15/2039 (b)	425	403
Series A, Rev., 5.00%, 8/15/2049 (b)	670	603
New Hope Cultural Education Facilities Finance Corp., Cityscape Schools, Inc.
Series 2019A, Rev., 4.00%, 8/15/2029 (b)	330	312
Series 2019A, Rev., 5.00%, 8/15/2039 (b)	610	588
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000	786

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 5.00%, 1/1/2035	865	799
Rev., 4.00%, 1/1/2037	625	499
Series 2020A, Rev., 5.00%, 1/1/2040	790	704
Series 2020A, Rev., 5.00%, 1/1/2055	2,000	1,641
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	851
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation Series 2019A-1, Rev., 5.00%, 12/1/2039	1,420	1,304
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project
Rev., 4.00%, 1/1/2029	300	264
Rev., 5.00%, 1/1/2039	205	168
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2022-A, Rev., PSF-GTD, 5.00%, 8/15/2047	250	259
Series 2022-A, Rev., PSF-GTD, 5.00%, 8/15/2052	250	257
Series 2022-A, Rev., PSF-GTD, 5.00%, 8/15/2057	600	610
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	405
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,000	792
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series A, Rev., 4.00%, 7/1/2053	1,000	901
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series A, Rev., 5.25%, 12/1/2039	170	173
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500	488
Total Texas		20,807
Utah — 3.9%
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax
GO, 4.13%, 6/1/2036 (b)	895	735
GO, 4.25%, 6/1/2041 (b)	1,100	867
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area
Series 2020B, Rev., 6.25%, 8/1/2030 (b)	1,000	917
Series 2020A, Rev., 4.50%, 8/1/2040 (b)	1,000	905
Rev., 4.00%, 8/1/2050 (b)	1,750	1,323
Military Installation Development Authority, Tax Allocation and Hotel Tax
Series 2021A-1, Rev., 4.00%, 6/1/2036	500	420
Series 2021A-1, Rev., 4.00%, 6/1/2041	500	398
UIPA Crossroads Public Infrastructure District, Tax Differential Rev., 4.13%, 6/1/2041 (b)	1,000	850
Utah Charter School Finance Authority, Mountain West Montessori Academy Project
Series 2020A, Rev., 3.13%, 6/15/2029 (b)	570	516
Series 2020A, Rev., 5.00%, 6/15/2039 (b)	475	444
Series 2020A, Rev., 5.00%, 6/15/2049 (b)	825	732
Utah Charter School Finance Authority, Summit Academy Incorporated
Series A, Rev., 4.00%, 4/15/2032	250	252
Series A, Rev., 4.00%, 4/15/2033	260	261
Utah Charter School Finance Authority, The Freedom Academy Foundation, St. George Campus Project
Series 2021A, Rev., 5.00%, 6/15/2041 (b)	870	794
Series 2021A, Rev., 5.00%, 6/15/2052 (b)	1,295	1,114
Utah Charter School Finance Authority, Wallace Stegner Academy
Series 2022-A, Rev., 5.25%, 6/15/2032 (b)	250	246
Series 2022-A, Rev., 5.63%, 6/15/2042 (b)	400	388

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2033	500	464
Rev., 4.00%, 10/15/2036	500	446
Rev., 4.00%, 10/15/2039	700	603
Rev., 4.00%, 10/15/2041	250	211
Rev., 4.00%, 10/15/2042	475	399
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2025	40	42
Total Utah		13,327
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 4.00%, 6/15/2032	80	80
Series 2018A, Rev., AMT, 4.00%, 6/15/2033	100	99
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	80	79
Total Vermont		258
Virgin Islands — 0.1%
Matching Fund Special Purpose Securitization Corp. Series 2022A, Rev., 5.00%, 10/1/2025	500	510
Virginia — 2.6%
Danville Industrial Development Authority, Averett University Series 2017A, Rev., 4.75%, 10/1/2032	760	688
Fredericksburg Economic Development Authority, Stadium Project
Series 2021A-1, Rev., 7.00%, 11/15/2026 (b)	580	580
Series B, Rev., 6.13%, 9/1/2029 (b)	1,695	1,555
Series B, Rev., 7.00%, 9/1/2044 (b)	1,000	839
Norfolk Redevelopment and Housing Authority, Fort Norfolk Retirement Community, Harbors Edge Project Series 2019A, Rev., 4.38%, 1/1/2039	1,400	1,222
Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living
Series 2019A, Rev., 4.75%, 9/1/2029	1,000	834
Series 2020, Rev., 4.30%, 9/1/2030	770	605
Series 2019A, Rev., 5.00%, 9/1/2034	2,000	1,536
Series 2020, Rev., 5.00%, 9/1/2040	1,640	1,165
Total Virginia		9,024
Washington — 1.1%
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.50%, 5/1/2039	300	252
Rev., 3.63%, 5/1/2040	800	673
Washington State Housing Finance Commission, Judson Park Project
Rev., 4.00%, 7/1/2028 (b)	535	496
Rev., 5.00%, 7/1/2033 (b)	535	498
Rev., 5.00%, 7/1/2038 (b)	300	269
Washington State Housing Finance Commission, The Heart Stone Project
Series 2018A, Rev., 4.50%, 7/1/2028 (b)	965	884
Series 2018A, Rev., 5.00%, 7/1/2038 (b)	825	679
Total Washington		3,751

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
West Virginia — 0.8%
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.
Series 2019A, Rev., 5.00%, 9/1/2038	1,250	1,284
Series 2019A, Rev., 5.00%, 9/1/2039	1,400	1,441
Total West Virginia		2,725
Wisconsin — 5.7%
Public Finance Authority
Series 2022-A, Rev., 5.25%, 7/1/2033	500	555
Series 2022-A, Rev., 5.25%, 7/1/2034	500	548
Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	750	528
Public Finance Authority, Carson Valley Medical Center Series 2021A, Rev., 4.00%, 12/1/2041	500	418
Public Finance Authority, Cedars Obligated Group Rev., 4.25%, 5/1/2029 (b)	910	811
Public Finance Authority, Community School of Davidson Project Rev., 3.75%, 10/1/2023	80	80
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030 (b)	235	219
Series 2020A, Rev., 5.00%, 6/15/2040 (b)	410	381
Series 2020A, Rev., 5.00%, 6/15/2054 (b)	685	600
Public Finance Authority, First Mortgage Southminster, Inc. Rev., 4.25%, 10/1/2038 (b)	1,110	912
Public Finance Authority, Minnesota College of Osteopathic Medicine
Series 2019A-1, Rev., 5.50%, 12/1/2048 (b) (f)	17	5
Series 2019A-2, Rev., 7.25%, 12/1/2048 (b) (f)	46	14
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2027	160	165
Rev., 5.00%, 6/15/2028	505	524
Rev., 5.00%, 6/15/2034	215	221
Rev., 5.00%, 6/15/2039	390	394
Rev., 5.00%, 6/15/2049	1,000	977
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.00%, 11/15/2042 (b)	3,955	2,837
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	800	552
Public Finance Authority, Roseman University of Health Sciences Project Rev., 4.00%, 4/1/2042 (b)	500	394
Public Finance Authority, Senior Lien, Grand Hyatt Series 2022A, Rev., 3.75%, 2/1/2032	300	275
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (b)	250	221
Public Finance Authority, Triad Educational Services, Inc. Series 2021A, Rev., 4.00%, 6/15/2051	3,735	2,951
Public Finance Authority, Ultimate Medical Academy Project Series 2019A, Rev., 5.00%, 10/1/2034 (b)	500	479
Public Finance Authority, Viticus Group Project
Series 2022B, Rev., 5.00%, 12/1/2024 (b)	215	210
Series 2022A, Rev., 4.00%, 12/1/2031 (b)	400	360
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 4.13%, 6/15/2029 (b)	440	417
Series 2019A, Rev., 5.00%, 6/15/2039 (b)	500	476
Series 2019A, Rev., 5.00%, 6/15/2049 (b)	1,100	994
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc. Series B, Rev., 5.00%, 7/1/2038	150	153
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System
Series 2019A, Rev., 5.00%, 11/1/2026	355	349
Series 2019A, Rev., 5.00%, 11/1/2027	370	362
Series 2019A, Rev., 5.00%, 11/1/2028	470	457

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Series 2019A, Rev., 5.00%, 11/1/2029	315	304
Series 2019A, Rev., 5.00%, 11/1/2030	515	493
Total Wisconsin		19,636
Total Municipal Bonds (Cost $380,957)		336,169
	SHARES (000)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (g) (h) (Cost $2,989)	2,988	2,989
Total Investments — 98.6% (Cost $383,946)		339,158
Other Assets Less Liabilities — 1.4%		4,660
NET ASSETS — 100.0%		343,818

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Defaulted security.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2022.

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V1	5.00	Quarterly	12/20/2027	4.79	USD 13,050	491	(866)	(375)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$336,169	$—	$336,169

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$2,989	$—	$—	$2,989
Total Investments in Securities	$2,989	$336,169	$—	$339,158
Depreciation in Other Financial Instruments
Swaps	$—	$(866)	$—	$(866)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.77% (a) (b)	$2,497	$184,123	$183,633	$1	$1	$2,989	2,988	$72	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
(1). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan High Yield Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.